INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2020
Income Taxes [Abstract]
Schedule of income tax expense
Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2020	2019	2020	2019
Current income taxes	152	250	97	163
Deferred income taxes	(8)	10	(29)	18
Income tax expense	144	260	68	181
Effective tax rate	32.9%	30.1%	28.0%	70.7%